11. SHARE CAPITAL (Details)		12 Months Ended
		Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Equity | $					$ 52,105,298		$ 23,739,413	$ 25,946,860
Share-based payments | $	[1],[2]	$ 815,478	$ 607,048
Share transaction #1
Sale of Stock, Transaction Date		Sep. 16, 2025
Sale of Stock, Description of Transaction		Company closed a brokered private placement
Stock Issued During Period, Shares, New Issues		12,122,002
Sale of Stock, Price Per Share | $ / shares				$ 3.3
Stock Issued | $		$ 40,002,600
Share transaction #1 | Warrants
Sale of Stock, Transaction Date		Sep. 16, 2025
Sale of Stock, Description of Transaction		Company closed a brokered private placement
Stock Issued During Period, Shares, New Issues		681,843
Payments of Stock Issuance Costs | $		$ 877,484
Share transaction #2
Sale of Stock, Description of Transaction		pursuant to the exercise of 34,092 warrants
Stock Issued During Period, Shares, New Issues		34,092
Sale of Stock, Price Per Share | $ / shares				$ 3.3
Stock Issued | $		$ 112,504
Share transaction #2 | Warrants
Sale of Stock, Description of Transaction		Company issued 34,092 common shares pursuant to the exercise of 34,092 warrants
Stock Issued During Period, Shares, New Issues		34,092
Stock Issued | $		$ 112,504
Share transaction #3
Sale of Stock, Description of Transaction			Company issued an aggregate of 2,815,450 common shares
Stock Issued During Period, Shares, New Issues			2,815,450
Stock Issued | $			$ 3,991,676
Share transaction #4
Sale of Stock, Description of Transaction			Company closed a private placement
Stock Issued During Period, Shares, New Issues			1,670,000
Sale of Stock, Price Per Share | $ / shares						$ 3.6
Stock Issued | $			$ 6,012,000
Payments of Stock Issuance Costs | $			$ 135,539
Share transaction #5 | Stock Options
Sale of Stock, Transaction Date		Jan. 28, 2025
Sale of Stock, Description of Transaction		Company granted 87,500 options to an officer of the Company
Stock Issued During Period, Shares, New Issues		87,500
Share transaction #6 | Stock Options
Sale of Stock, Transaction Date		Feb. 13, 2025
Sale of Stock, Description of Transaction		Company granted 175,000 options to an officer of the Company
Stock Issued During Period, Shares, New Issues		175,000
Share transaction #7 | Stock Options
Sale of Stock, Transaction Date		Nov. 20, 2025
Sale of Stock, Description of Transaction		Company granted 300,000 options to an officer and consultants of the Company
Stock Issued During Period, Shares, New Issues		300,000
Share transaction #8 | Stock Options
Sale of Stock, Transaction Date			Apr. 17, 2024
Sale of Stock, Description of Transaction			Company granted 50,000 stock options to an officer of the Company
Stock Issued During Period, Shares, New Issues			50,000
Share transaction #9 | Stock Options
Sale of Stock, Transaction Date			Jun. 20, 2024
Sale of Stock, Description of Transaction			the Company granted 50,000 stock options to two directors of the Company
Stock Issued During Period, Shares, New Issues			50,000
Share transaction #10 | Stock Options
Sale of Stock, Transaction Date			Oct. 28, 2024
Sale of Stock, Description of Transaction			Company granted 150,000 stock options to an officer of the Company
Stock Issued During Period, Shares, New Issues			150,000
Issued capital
Equity | $	[3]				$ 66,797,608		$ 54,641,514	$ 50,156,064

[1]	11.SHARE CAPITAL
[2]	13.RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION
[3]	1.NATURE OF OPERATIONS